Shareholder Report, Holdings (Details) - C000234830	Apr. 30, 2026
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	34.90%